UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)

                                                                  Shares
                    Industry                                        Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Above-Average       Capital Markets - 2.3%                       155,646  The Bank Of New York Mellon Corp.            $  7,603,307
Yield - 11.2%       ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 2.3%              795,100  Alcatel SA (a)                                  7,704,519
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                200,800  AT&T Inc.                                       8,391,432
                    Services - 2.5%
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.6%                       108,700  Wyeth                                           5,286,081
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 1.8%            105,100  Fannie Mae                                      5,994,904
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.7%       78,930  UAP Holding Corp.                               2,512,342
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Above-Average Yield                      37,492,585
-----------------------------------------------------------------------------------------------------------------------------------
Discount to         Diversified Telecommunication                161,700  Verizon Communications, Inc.                    7,449,519
Assets - 4.6%       Services - 2.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 2.4%           134,000  Anadarko Petroleum Corp.                        7,908,680
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Discount to Assets                       15,358,199
-----------------------------------------------------------------------------------------------------------------------------------
Earnings            Capital Markets - 2.7%                       135,400  Morgan Stanley                                  9,107,004
Turnaround          ---------------------------------------------------------------------------------------------------------------
- 42.6%             Communications Equipment - 1.5%              259,600  Motorola, Inc.                                  4,877,884
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 2.5%                71,200  International Business Machines Corp.           8,267,744
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%              1  Bank of America Corp.                                  48
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 2.9%           246,000  Halliburton Co.                                 9,697,320
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 3.4%              383,600  The Kroger Co.                                 11,274,004
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 5.8%                         200,300  Kraft Foods, Inc.                               6,692,023
                                                                 393,900  Unilever NV (a)                                12,785,994
                                                                                                                       ------------
                                                                                                                         19,478,017
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.9%                    250,200  Centex Corp. (f)                                6,270,012
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 3.2%              255,500  General Electric Co.                           10,516,380
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.6%                       132,300  Alcoa, Inc.                                     5,237,757
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.0%            98,600  Exxon Mobil Corp.                               9,070,214
                                                                  79,600  Peabody Energy Corp.                            4,437,700
                                                                                                                       ------------
                                                                                                                         13,507,914
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 3.9%                       434,800  Bristol-Myers Squibb Co.                       13,039,652
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               171,500  Intel Corp.                                     4,613,350
                    Equipment - 5.5%
                                                               1,308,300  LSI Logic Corp. (b)                             8,634,780
                                                                 493,600  Micron Technology, Inc. (b)                     5,187,736
                                                                                                                       ------------
                                                                                                                         18,435,866
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 3.7%                            1,433,500  Borland Software Corp. (b)                      6,278,730
                                                                 316,600  Parametric Technology Corp. (b)                 6,047,060
                                                                                                                       ------------
                                                                                                                         12,325,790
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Earnings Turnaround                     142,035,392
-----------------------------------------------------------------------------------------------------------------------------------
Financial           Media - 0.0%                                   1,500  Legacy Holdings, Inc. (b)                           2,025
Restructuring       ---------------------------------------------------------------------------------------------------------------
- 0.0%                                                                    Total Financial Restructuring                       2,025
-----------------------------------------------------------------------------------------------------------------------------------
Operational         Aerospace & Defense - 2.4%                   125,700  Raytheon Co.                                    7,995,777
Restructuring       ---------------------------------------------------------------------------------------------------------------
- 19.3%             Chemicals - 1.5%                             104,900  E.I. du Pont de Nemours & Co.                   5,193,599
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 3.3%        233,540  JPMorgan Chase & Co.                           10,976,380
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)

                                                                  Shares
                    Industry                                        Held  Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 1.6%      127,150  Covidien Ltd.                                $  5,289,440
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 2.5%              203,450  Tyco International Ltd.                         8,376,037
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.4%                           204,200  Unisys Corp. (b)                                1,241,536
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 2.7%                                 493,500  Time Warner, Inc.                               9,011,310
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 3.6%                    681,300  Xerox Corp. (b)                                11,881,872
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.3%                        66,200  Johnson & Johnson                               4,314,254
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Operational Restructuring                64,280,205
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Book       Diversified Financial Services - 3.0%        235,800  Citigroup, Inc.                                 9,880,020
- 6.9%              ---------------------------------------------------------------------------------------------------------------
                    Insurance - 3.9%                             204,600  American International Group, Inc.             12,914,352
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Price-to-Book                            22,794,372
-----------------------------------------------------------------------------------------------------------------------------------
Price-to-Earnings   Diversified Telecommunication              1,832,900  Qwest Communications International
Per Share - 10.1%   Services - 3.9%                                       Inc. (b)(f)                                    13,160,222
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 3.2%                             126,245  The Travelers Cos., Inc.                        6,591,251
                                                                  55,800  XL Capital Ltd. Class A                         4,014,810
                                                                                                                       ------------
                                                                                                                         10,606,061
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 3.0%           108,000  Chevron Corp.                                   9,883,080
                    ---------------------------------------------------------------------------------------------------------------
                                                                          Total Price-to-Earnings Per Share              33,649,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $264,558,732) - 94.7%                 315,612,141
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Beneficial
                                                                Interest  Other Interests (c)
-----------------------------------------------------------------------------------------------------------------------------------
Financial           Oil, Gas & Consumable Fuels - 0.0%       $ 1,981,437  WRT Energy Corp.
Restructuring                                                             (Litigation Trust Certificates) (g)                    20
- 0.0%              ---------------------------------------------------------------------------------------------------------------
                                                                          Total Other Interests
                                                                          (Cost - $202,416) - 0.0%                               20
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                              10,634,188  BlackRock Liquidity Series, LLC
                                                                          Cash Sweep Series, 4.96% (d)(h)
                                                                                                                         10,634,188
                                                               8,465,700  BlackRock Liquidity Series, LLC
                                                                          Money Market Series, 5.04% (d)(e)(h)
                                                                                                                          8,465,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $19,099,888) - 5.7%                    19,099,888
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $283,861,036*)  - 100.4%              334,712,049

                                                                          Liabilities in Excess of Other
                                                                          Assets - (0.4%)                                (1,247,565)
                                                                                                                       ------------
                                                                          Net Assets - 100.0%                          $333,464,484
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 284,197,801
                                                                  =============
      Gross unrealized appreciation                               $  59,394,233
      Gross unrealized depreciation                                  (8,879,985)
                                                                  -------------
      Net unrealized appreciation                                 $  50,514,248
                                                                  =============

BlackRock Focus Value Fund, Inc.
Schedule of Investments as of October 31, 2007 (Unaudited)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
      Affiliate                                                   Net Activity         Interest Income
      ------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series           $   4,313,897          $  124,641
      BlackRock Liquidity Series, LLC Money Market Series         $ (41,866,400)         $   14,862
      ------------------------------------------------------------------------------------------------

(e)   Security was purchased with the cash proceeds from securities loans.
(f)   Security, or a portion of security, is on loan.
(g) Restricted security as to resale, representing 0.0% of net assets, was as follows:

      -------------------------------------------------------------------------------------------------
      Issue                                                 Acquisition Date        Cost          Value
      -------------------------------------------------------------------------------------------------
      WRT Energy Corp. (Litigation Trust Certificates)         7/10/1997          $202,416         $20
      -------------------------------------------------------------------------------------------------

(h)   Represents the current yield as of October 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Focus Value Fund, Inc.

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Focus Value Fund, Inc.

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Focus Value Fund, Inc.

Date: December 19, 2007